SCHEDULE OF SHARE OPTIONS ACTIVITIES (Details) - Share-Based Payment Arrangement, Option [Member] - Share Option Plan 2016 Share Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance (in shares)		17,595,037	22,069,770
Weighted average exercise price, beginning		$ 0.24	$ 0.25
Forfeited (in shares)		(721,728)	(755,960)
Weighted average exercise price, forfeited		$ 0.15	$ 0.34
Excercised (in shares)		(3,731,723)	(3,718,773)
Weighted average exercise price, excercised		$ 0.17	$ 0.25
Excercised, aggregate intrinsic value		$ 3,881
Ending balance (in shares)		13,141,586	17,595,037
Weighted average exercise price, ending		$ 0.26	$ 0.24
Vested and expected to vest, number of shares		13,141,586
Vested and expected to vest, weighted average exercise price		$ 0.26
Vested and expected to vest, weighted remaining contractual years	10 years	3 years 10 months 28 days
Vested and expected to vest, aggregate intrinsic value		$ 26,256
Exercisable, number of shares		12,255,508
Exercisable, weighted average exercise price		$ 0.23
Exercisable, weighted remaining contractual years		2 years 7 months 6 days
Exercisable, aggregate intrinsic value		$ 25,994